PROSPECT STREET INCOME SHARES INC.
13455 Noel Road, Suite 800
Dallas, TX 75240

                                                                    CNN-3QR-0906

--------------------------------------------------------------------------------


                               PROSPECT STREET(R)

                               INCOME SHARES, INC.


                              THIRD QUARTER REPORT

                               SEPTEMBER 30, 2006


                                                   Prospect [LOGO]
                                                            STREET

--------------------------------------------------------------------------------

CONTENTS

 3    Letter to Stockholders

 4    Portfolio Statistics

 5    Schedule of Investments

10    Statement of Assets and Liabilities

11    Statement of Operations

12    Statement of Cash Flows

13    Statements of Changes in Net Assets

14    Financial Highlights

15    Notes to Financial Statements

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF STOCKHOLDERS OF PROSPECT STREET INCOME SHARES, INC.

LETTER TO STOCKHOLDERS

Dear Stockholders:

      We are pleased to provide you with our report for the nine months ended September 30, 2006. On September 30, 2006, the net asset value of the Fund was $6.35 per share, as compared to $6.40 on December 31, 2005. On September 30, 2006, the closing market price of the Fund's shares on the New York Stock Exchange was $5.91 per share, as compared to $5.45 on December 31, 2005. During the nine months ended September 30, 2006, the Fund distributed to common stock stockholders $0.3375 per share, including potential returns of capital.

THE FUND'S INVESTMENTS:

      The  total  return  on  the  Fund's  per  share  market  price,   assuming
reinvestment of dividends, for the nine months ended September 30, 2006, including any potential returns of capital, was 14.91%. The total return on the Fund's net assets, including any potential returns of capital, was 5.13% for the nine months ended September 30, 2006. The variation in total returns is attributable to the increase in the market price of the Fund's shares of 8.44% relative to an decrease in the net asset value of the Fund's shares of 0.78% during the period.

      On September 8, 2006, the Board of Directors declared a quarterly dividend of $0.107 per common share, payable on October 13, 2006.


                                      Respectfully submitted,


                                      /s/ James Dondero
                                      James Dondero
                                      President


                                      /s/ Mark Okada
                                      Mark Okada
                                      Executive Vice President

PROSPECT STREET INCOME SHARES, INC.
PORTFOLIO STATISTICS
SEPTEMBER 30, 2006 (UNAUDITED)

                         INVESTMENT TYPE BY MARKET VALUE
                     (AS A PERCENTAGE OF TOTAL INVESTMENTS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bonds and Notes       97.44%
Senior Loan Note       1.04%
Common Stock           1.48%
Warrants               0.03%
Preferred Stock        0.01%

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF SEPTEMBER 30, 2006

                                                                                        Ratings
                                                                                -----------------------
   Principal                                                                                Standard &          Value
   Amount ($)      Description                                                   Moody's      Poor's        (Note 2a) ($)
----------------  -------------                                                 ---------   -----------   -----------------
SENIOR LOAN NOTE - 1.49% (a)

                  UNITED STATES - 1.49%

                  RETAIL - 1.49%
       1,000,000  Movie Gallery, Inc., 10.75%, 04/27/2011 ..................       Caa1          CCC+               938,885
                                                                                                          -----------------
                  TOTAL UNITED STATES (COST $980,295) ...................................                           938,885
                                                                                                          -----------------
                  TOTAL SENIOR LOAN NOTE (COST $980,295) ................................                           938,885
                                                                                                          -----------------

BONDS AND NOTES - 139.49% (b)

                  CANADA - 7.26%

                  CHEMICALS, PLASTICS AND RUBBER - 3.47%
       2,000,000  Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/2011 ....       Baa1          BBB+             2,188,928
                                                                                                          -----------------
                                                                                                                  2,188,928
                                                                                                          -----------------

                  OIL AND GAS - 2.48%
       1,500,000  Secunda International, Ltd., 13.51%, 09/01/2012 (c) ......       B2            B-               1,569,375
                                                                                                          -----------------
                                                                                                                  1,569,375
                                                                                                          -----------------

                  TELECOMMUNICATIONS - 1.31%
       1,000,000  Nortel Networks Corp., 6.88%, 09/01/2023 .................       B3            B-                 830,000
                                                                                                          -----------------
                                                                                                                    830,000
                                                                                                          -----------------
                  TOTAL CANADA (COST $4,665,005) ........................................                         4,588,303
                                                                                                          -----------------

                  UNITED STATES - 132.23%

                  AUTOMOBILE - 13.70%
       3,000,000  American Tire Distributors Holdings, Inc.,
                      11.76%, 04/01/2012 (c) ...............................       Caa1          CCC+             2,745,000
                  Federal-Mogul Corp.
       1,000,000      07/01/2007 (d) .......................................       NR            NR                 580,000
       2,000,000      07/01/2010 (d) .......................................       NR            NR               1,160,000
       1,000,000      12/15/2006 (d) .......................................       NR            NR                 580,000
       2,000,000  General Motors Acceptance Corp., 7.60%, 12/01/2014 (c) ...       Ba1           BB               2,008,652
       1,500,000  Penhall International, Corp., 12.00%, 08/01/2014 (e) (f) .       B3            CCC+             1,578,750
                                                                                                          -----------------
                                                                                                                  8,652,402
                                                                                                          -----------------

                  BANKING - 6.52%
       2,000,000  Countrywide Capital I, 8.00%, 12/15/2026 .................       Baa1          BBB+             2,007,618
       2,000,000  Washington Mutual Capital I, 8.38%, 06/01/2027 ...........       Baa1          BBB              2,109,330
                                                                                                          -----------------
                                                                                                                  4,116,948
                                                                                                          -----------------

                  BROADCASTING AND ENTERTAINMENT - 16.83%
       2,000,000  Belo Corp., 7.13%, 06/01/2007 ............................       Baa3          BBB-             2,013,130
         500,000  CCH I LLC Senior Secured Notes, 11.00%, 10/01/2015 .......       Caa2          CCC-               457,500

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF SEPTEMBER 30, 2006

                                                                                        Ratings
                                                                                -----------------------
   Principal                                                                                Standard &          Value
   Amount ($)      Description                                                   Moody's      Poor's        (Note 2a) ($)
----------------  -------------                                                 ---------   -----------   -----------------
BONDS AND NOTES (CONTINUED)

                  UNITED STATES (CONTINUED)

                  BROADCASTING AND ENTERTAINMENT (CONTINUED)
                  Clear Channel Communications, Inc.
       1,500,000      7.25%, 10/15/2027 ....................................       Baa3          BBB-             1,458,874
       1,000,000      5.50%, 09/15/2014 ....................................       Baa3          BBB-               930,548
       2,000,000  Liberty Media Corp., 7.88%, 07/15/2009 ...................       Ba2           BB+              2,103,826
       1,500,000  Time Warner Entertainment Co., LP, 10.15%, 05/01/2012 ....       Baa2          BBB+             1,788,968
       2,000,000  Young Broadcasting, Inc., 10.00%, 03/01/2011 .............       Caa1          CCC-             1,877,500
                                                                                                          -----------------
                                                                                                                 10,630,346
                                                                                                          -----------------

                  BUILDINGS AND REAL ESTATE - 2.65%
       1,000,000  Owens Corning, 08/01/2018 (d) (e) ........................       NR            NR                 517,500
       1,000,000  SUSA Partnership, LP, 7.45%, 07/01/2018 ..................       Aaa           AAA              1,155,156
                                                                                                          -----------------
                                                                                                                  1,672,656
                                                                                                          -----------------

                  CABLE AND OTHER PAY TELEVISION SERVICES - 1.87%
       1,000,000  TCI Communications, Inc., 9.80%, 02/01/2012 ..............       Baa2          BBB+             1,182,432
                                                                                                          -----------------
                                                                                                                  1,182,432
                                                                                                          -----------------

                  CHEMICALS, PLASTICS AND RUBBER - 1.54%
       1,000,000  Solutia Inc., 10/15/2037 (d) .............................       NR            NR                 975,000
                                                                                                          -----------------
                                                                                                                    975,000
                                                                                                          -----------------

                  CONTAINERS, PACKAGING AND GLASS - 5.74%
       2,000,000  Sealed Air Corp., 5.63%, 07/15/2013 (f) ..................       Baa3          BBB              1,970,654
       1,900,000  Solo Cup Co., 8.50%, 02/15/2014 (e) ......................       Caa2          CCC-             1,650,625
                                                                                                          -----------------
                                                                                                                  3,621,279
                                                                                                          -----------------

                  DIVERSIFIED/CONGLOMERATE SERVICE - 0.37%
         231,643  SAC Holding Corp., 8.50%, 03/15/2014 .....................       NR            NR                 230,485
                                                                                                          -----------------
                                                                                                                    230,485
                                                                                                          -----------------

                  ELECTRONICS - 2.69%
       2,000,000  MagnaChip Semiconductor, 8.64%, 12/15/2011 (c) ...........       B1            B+               1,700,000
                                                                                                          -----------------
                                                                                                                  1,700,000
                                                                                                          -----------------

                  ENVIRONMENTAL SERVICES - 3.34%
       2,000,000  Republic Services, Inc., 6.75%, 08/15/2011 ...............       Baa2          BBB+             2,111,790
                                                                                                          -----------------
                                                                                                                  2,111,790
                                                                                                          -----------------

                  FINANCE - 6.61%
       2,000,000  BankAmerica Institutional, Series A, 8.07%,
                      12/31/2026 (f) .......................................       Aa3           A                2,088,192
       1,000,000  BT Capital Trust, Series B1, 7.90%, 01/15/2027 ...........       A2            A-               1,039,315
       1,000,000  Zions Institutional Capital Trust,
                      Series A, 8.54%, 12/15/2026 ..........................       Baa1          BBB              1,046,794
                                                                                                          -----------------
                                                                                                                  4,174,301
                                                                                                          -----------------

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF SEPTEMBER 30, 2006

                                                                                        Ratings
                                                                                -----------------------
   Principal                                                                                Standard &          Value
   Amount ($)      Description                                                   Moody's      Poor's        (Note 2a) ($)
----------------  -------------                                                 ---------   -----------   -----------------
BONDS AND NOTES (CONTINUED)

                  UNITED STATES (CONTINUED)

                  FOOD, BEVERAGE AND TOBACCO - 5.90%
       2,000,000  Altria Group, Inc., 7.75%, 01/15/2027 (e) ................       Baa2          BBB              2,428,350
       1,000,000  Chiquita Brands International, Inc., 7.50%,
                      11/01/2014 (e) .......................................       Caa1          B-                 870,000
         500,000  Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (f) .....       B2            B-                 430,000
                                                                                                          -----------------
                                                                                                                  3,728,350
                                                                                                          -----------------

                  HEALTHCARE, EDUCATION AND CHILDCARE - 5.85%
       2,000,000  Manor Care, Inc., 6.25%, 05/01/2013 ......................       Baa3          BBB              2,022,114
       1,592,500  Pharma IV (Eszopiclone), 12.00%, 06/30/2014 ..............       NR            NR               1,672,125
                                                                                                          -----------------
                                                                                                                  3,694,239
                                                                                                          -----------------

                  HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE
                    CONSUMER - 2.55%
       2,000,000  Spectrum Brands, Inc., 7.38%, 02/01/2015 .................       Caa2          CCC              1,610,000
                                                                                                          -----------------
                                                                                                                  1,610,000
                                                                                                          -----------------

                  HOTELS, MOTELS, INNS AND GAMING - 7.52%
       2,000,000  Trump Entertainment Resorts Holdings LP, 8.50%,
                      06/01/2015 (e) .......................................       Caa1          B-               1,922,500
       3,000,000  Harrahs Operating Co., Inc., 5.38%, 12/15/2013 ...........       Baa3          BB+              2,827,500
                                                                                                          -----------------
                                                                                                                  4,750,000
                                                                                                          -----------------

                  LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 8.09%
       4,000,000  Blockbuster, Inc., 10.00%, 09/01/2012 (e) ................       Caa2          CCC              3,690,000
       1,000,000  Six Flags, Inc.,
                      9.63%, 06/01/2014 (e) ................................       Caa1          CCC                895,000
         500,000      4.50%, 05/15/2015 ....................................       NR            CCC                525,625
                                                                                                          -----------------
                                                                                                                  5,110,625
                                                                                                          -----------------

                  OIL AND GAS - 1.61%
       1,000,000  SemGroup, LP, 8.75%, 11/15/2015 (f) ......................       B1            NR               1,013,750
                                                                                                          -----------------
                                                                                                                  1,013,750
                                                                                                          -----------------

                  PERSONAL TRANSPORTATION - 1.13%
         749,166  Northwest Airlines, Inc., Series 1999-1C,
                      02/01/2014 (d) .......................................       NR            CCC-               715,921
                                                                                                          -----------------
                                                                                                                    715,921
                                                                                                          -----------------

                  PRINTING AND PUBLISHING - 6.44%
       2,000,000  Network Communications, Inc., 10.75%, 12/01/2013 .........       B2e           B-               2,010,000
       2,000,000  PRIMEDIA, Inc., 10.78%, 05/15/2010 (c) ...................       B2            B                2,055,000
                                                                                                          -----------------
                                                                                                                  4,065,000
                                                                                                          -----------------

                  RETAIL STORES - 9.06%
       1,000,000  Levi Strauss & Co., 10.26%, 04/01/2012 (c) ...............       B3            B-               1,035,000
       1,000,000  Linens 'n Things, Inc., 11.13%, 01/15/2014 (c) ...........       B3e           B-                 975,000
       3,810,000  Wendy's International, Inc., 6.20%, 06/15/2014 ...........       Ba2           BB+              3,710,357
                                                                                                          -----------------
                                                                                                                  5,720,357
                                                                                                          -----------------

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF SEPTEMBER 30, 2006

                                                                                        Ratings
                                                                                -----------------------
   Principal                                                                                Standard &          Value
   Amount ($)      Description                                                   Moody's      Poor's        (Note 2a) ($)
----------------  -------------                                                 ---------   -----------   -----------------
BONDS AND NOTES (CONTINUED)

                  UNITED STATES (CONTINUED)

                  TELECOMMUNICATIONS - 9.95%
       3,000,000  CenturyTel, Inc., 5.00%, 02/15/2015 ......................       Baa2          BBB              2,738,619
       1,000,000  Grande Communications Holdings, Inc., 14.00%, 04/01/2011 .       Caa1          B-               1,097,500
       2,000,000  ICO North America, 7.50%, 08/15/2009 .....................       NR            NR               2,450,000
                                                                                                          -----------------
                                                                                                                  6,286,119
                                                                                                          -----------------

                  UTILITIES - 12.27%
       2,500,000  Calpine Corp., 02/15/2011 (d)(e) .........................       NR            D                1,250,000
       2,000,000  Constellation Energy Group, 7.00%, 04/01/2012 ............       Baa1          BBB+             2,143,072
       2,000,000  Kiowa Power Partners LLC, 5.74%, 03/30/2021 (f) ..........       Baa3          BBB-             1,938,516
         500,000  Southern Power Co., Series D, 4.88%, 07/15/2015 ..........       Baa1          BBB+               474,153
       1,914,757  Tenaska Virginia Partners, LP, 6.12%, 03/30/2024 (f) .....       Baa3          BBB-             1,944,422
                                                                                                          -----------------
                                                                                                                  7,750,163
                                                                                                          -----------------
                  TOTAL UNITED STATES (COST $82,854,690) ................................                        83,512,163
                                                                                                          -----------------
                  TOTAL BONDS AND NOTES (COST $87,519,695) ..............................                        88,100,466
                                                                                                          -----------------

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF SEPTEMBER 30, 2006

                                                                                                                Value
     Shares        Description                                                                              (Note 2a) ($)
----------------  -------------                                                                           -----------------
COMMON STOCK - 2.13% (b)

         111,940  Motient Corp.* ........................................................                         1,343,280
                                                                                                          -----------------
                  TOTAL COMMON STOCK (COST $1,344,009) ..................................                         1,343,280
                                                                                                          -----------------

PREFERRED STOCK - 0.01% (b)

          10,000  Adelphia Communications Corp., Series B* ..............................                             5,000
                                                                                                          -----------------
                  TOTAL PREFERRED STOCK (COST $935,000) .................................                             5,000
                                                                                                          -----------------

      Units
----------------

WARRANTS - 0.04% (b)

           1,000  Grande Communications 04/01/2011* .....................................                                10
          11,100  Loral Space & Communications, 12/26/06* ...............................                                 0
          17,481  Pathmark Stores, Inc. 09/19/2010* .....................................                             5,769
           1,000  XM Satellite Radio, Inc., 03/15/2010* .................................                            23,000
                                                                                                          -----------------
                  TOTAL WARRANTS (COST $140,010) ........................................                            28,779
                                                                                                          -----------------
                  TOTAL INVESTMENTS - 143.16% (COST $90,919,009) ........................                        90,416,410
                                                                                                          -----------------
                  OTHER ASSETS & LIABILITIES, NET - 4.34% ...............................                         2,740,398
                                                                                                          -----------------
                  PREFERRED STOCK - (47.50)% ............................................                       (30,000,000)
                                                                                                          -----------------
                  NET ASSETS APPLICABLE TO COMMON STOCK - 100.00% .......................                 $      63,156,808
                                                                                                          =================

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at September 30, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b)   Percentages are based on net assets applicable to common stock.

(c) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2006.

(d) The issuer is in default of certain debt covenants. Income is not being accrued.

(e) Securities (or a portion of securities) on loan as of September 30, 2006. See footnote 8.

(f) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2006, the market value of these securities aggregated $10,964,284 or 17.36% of net assets applicable to common stock. These securities have been determined by the investment adviser to be liquid securities.

*     Non-income producing security.

NR    Denotes not rated.

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
AS OF SEPTEMBER 30, 2006

                                                                                                                 ($)
                                                                                                          -----------------
ASSETS:
Investment in securities, at value ($90,919,009, at cost) (Note 1 and 3) ..............................          90,416,410
Cash and cash equivalents .............................................................................           3,872,559
Cash held as collateral for securities loaned (Note 7) ................................................          13,514,780
Interest and dividend receivable ......................................................................           1,565,337
Receivable for investments sold .......................................................................           3,383,448
Prepaid assets ........................................................................................              95,830
                                                                                                          -----------------
       Total Assets ...................................................................................         112,848,364
                                                                                                          -----------------

LIABILITIES:
Payable upon return of securities loaned (Note 7) .....................................................          13,514,780
Investment advisory fee payable .......................................................................             125,516
Dividend payable ......................................................................................           1,064,340
Payable for investments purchased .....................................................................           4,792,500
Preferred dividend payable ............................................................................              16,435
Other accounts payable ................................................................................             177,985
                                                                                                          -----------------
       Total Liabilities ..............................................................................          19,691,556
                                                                                                          -----------------

PREFERRED STOCK:
Preferred stock, $0.01 par value ($25,000 per share liquidation preference)
   Authorized - 1,000,000 shares
   Issued and outstanding - 1,200 Series T shares (Note 6) ............................................          30,000,000
                                                                                                          -----------------
       Total Preferred Stock ..........................................................................          30,000,000
                                                                                                          -----------------

NET ASSETS APPLICABLE TO COMMON STOCK:
Common stock, $1.00 par value -
   Authorized - 15,000,000 shares
   Issued and outstanding - 9,947,104 shares ..........................................................           9,947,104
Capital in excess of par value ........................................................................          85,850,066
Accumulated net realized loss from security transactions ..............................................         (32,591,365)
Undistributed net investment income ...................................................................             453,602
Net unrealized depreciation of investments ............................................................            (502,599)
                                                                                                          -----------------
       Net Assets Applicable To Common Stock ..........................................................          63,156,808
                                                                                                          =================
Net asset value per common share outstanding ..........................................................                6.35
                                                                                                          =================

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
STATEMENT OF OPERATIONS
For the Nine Months Ended September 30, 2006 (unaudited)

                                                                                                                 ($)
                                                                                                          -----------------
INVESTMENT INCOME:
   Interest income ....................................................................................           5,453,882
   Dividend income ....................................................................................              21,900
   Securities lending income ..........................................................................              69,693
   Amortization of bond premiums ......................................................................             (74,470)
                                                                                                          -----------------
       Total investment income ........................................................................           5,471,005
                                                                                                          -----------------

EXPENSES:
   Investment advisory fee (Note 2) ...............................................             359,133
   Stockholder reporting expenses .................................................              68,077
   Legal fees and expenses ........................................................              22,923
   Registration fees ..............................................................              19,218
   Professional fees ..............................................................              58,385
   Insurance expense ..............................................................              77,043
   Fund administration fee ........................................................              39,770
   Preferred broker expense .......................................................              57,251
   Directors' fees and expenses (Note 4) ..........................................              15,923
   Texas franchise tax expense ....................................................               1,429
   Miscellaneous expense ..........................................................              79,931
                                                                                         --------------
       Total expenses .................................................................................             799,083
                                                                                                          -----------------
       Net investment income ..........................................................................           4,671,922
                                                                                                          -----------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain/(loss) on investments ............................................................             861,184
   Net change in unrealized appreciation/(depreciation) on investments ................................          (1,632,407)
                                                                                                          -----------------
       Net realized and unrealized gain/(loss) on investments: ........................................            (771,223)
                                                                                                          -----------------

DISTRIBUTIONS TO PREFERRED STOCKHOLDERS
   Distributions to preferred stockholders ............................................................          (1,075,825)
                                                                                                          -----------------
       Net increase in net assets resulting from operations ...........................................           2,824,874
                                                                                                          =================

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
STATEMENT OF CASH FLOWS
For the Nine Months Ended September 30, 2006 (unaudited)

                                                                                                                 ($)
                                                                                                          -----------------
CASH FLOW FROM OPERATING ACTIVITIES:
   Interest received ..................................................................................           5,654,061
   Operating expenses paid ............................................................................            (752,492)
   Preferred shares distributions .....................................................................          (1,074,325)
   Purchase of portfolio securities ...................................................................         (78,619,504)
   Sales and maturities of portfolio securities .......................................................          80,323,856
                                                                                                          -----------------
       Net cash provided by operating activities ......................................................           5,531,596
                                                                                                          -----------------

CASH FLOW FROM FINANCING ACTIVITIES:
   Common stock distributions paid from net investment income .........................................          (3,386,991)
                                                                                                          -----------------
       Net cash used by financing activities ..........................................................          (3,386,991)
                                                                                                          -----------------

NET CHANGE IN CASH ....................................................................................           2,144,605
CASH, BEGINNING OF THE PERIOD .........................................................................           1,727,954
                                                                                                          -----------------

CASH, END OF THE PERIOD ...............................................................................           3,872,559
                                                                                                          =================

RECONCILIATION OF NET CHANGES IN NET ASSETS RESULTING FROM OPERATIONS TO NET
   CASH USED BY OPERATING ACTIVITIES:
   Net change in assets resulting from operations .....................................................           2,824,874
   Change in interest and dividends receivable ........................................................             108,586
   Change in investments ..............................................................................           1,704,352
   Change in prepaids .................................................................................             (15,906)
   Change in investment advisory fee payable ..........................................................              45,023
   Change in accrued expenses .........................................................................              17,474
   Change in preferred distributions payable ..........................................................               1,500
   Net realized (gain) loss on investments ............................................................            (861,184)
   Net change in unrealized (appreciation) depreciation on investments ................................           1,632,407
   Amortization of bond premiums ......................................................................              74,470
                                                                                                          -----------------
       Net cash provided by operating activities ......................................................           5,531,596
                                                                                                          =================

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Nine Months            Year
                                                                                             Ended              Ended
                                                                                         September 30,       December 31,
                                                                                       2006 (unaudited)          2005
                                                                                       ----------------   -----------------
                                                                                                       ($)
                                                                                       ------------------------------------
FROM OPERATIONS:
   Net investment income ...........................................................          4,671,922           5,690,707
   Net realized gain/(loss) on investments .........................................            861,184            (388,928)
   Net change in unrealized appreciation/(depreciation) on investments .............         (1,632,407)         (3,288,193)
   Distributions to preferred stockholders .........................................         (1,075,825)           (977,469)
                                                                                       ----------------   -----------------
       Net change in net assets from operations ....................................          2,824,874           1,036,117
                                                                                       ----------------   -----------------

CAPITAL SHARES TRANSACTIONS:
   Shares issued (0 and 148,375, respectively) in capital share transactions .......                 --           1,004,504
                                                                                       ----------------   -----------------

FROM DISTRIBUTIONS TO COMMON STOCKHOLDERS:
   Distributions to common stockholders from net investment income ($0.34 and
    $0.46 per share, respectively) .................................................         (3,357,148)         (4,534,911)
                                                                                       ----------------   -----------------
       Net decrease in net assets resulting from distributions .....................         (3,357,148)         (4,534,911)
                                                                                       ----------------   -----------------
       Total change in net assets ..................................................           (532,274)         (2,494,290)

NET ASSETS APPLICABLE TO COMMON SHARES
   Beginning of period .............................................................         63,689,082          66,183,372
                                                                                       ----------------   -----------------
   End of period (including undistributed net investment income of $453,602 and
     $214,653, respectively) .......................................................         63,156,808          63,689,082
                                                                                       ================   =================

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
FINANCIAL HIGHLIGHTS
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

                                                         NINE MONTHS
                                                            ENDED
                                                        SEPTEMBER 30,                 FOR THE YEAR ENDED DECEMBER 31,
                                                            2006           ------------------------------------------------------
                                                         (UNAUDITED)         2005        2004       2003       2002       2001(b)
                                                        -------------      --------    --------   --------   --------    --------
Net asset value, beginning of period ................   $        6.40      $   6.75    $   6.49   $   5.90   $   6.77    $   7.21
                                                        -------------      --------    --------   --------   --------    --------
Net investment income*  .............................   $        0.47      $   0.58    $   0.59   $   0.60   $   0.75    $   0.80
Net realized and unrealized gain (loss)
   on Investments ...................................   $       (0.07)     $  (0.37)   $   0.29   $   0.65   $  (0.74)   $  (0.55)
Distributions to Preferred Stockholders .............   $       (0.11)     $  (0.10)   $  (0.05)  $  (0.04)  $  (0.05)   $  (0.04)
                                                        -------------      --------    --------   --------   --------    --------
   Total from investment operations .................   $        0.29      $   0.11    $   0.83   $   1.21   $  (0.04)   $   0.21
                                                        -------------      --------    --------   --------   --------    --------
Distributions:
Distributions from accumulated net
   investment income to common stockholders .........   $       (0.34)     $  (0.46)   $  (0.55)  $  (0.62)  $  (0.83)   $  (0.60)
Distributions from tax return of capital to
   common Stockholders ..............................           (0.00)        (0.00)      (0.02)     (0.00)     (0.00)      (0.00)
                                                        -------------      --------    --------   --------   --------    --------
   Total distributions ..............................   $       (0.34)     $  (0.46)   $  (0.57)  $  (0.62)  $  (0.83)   $  (0.60)
                                                        -------------      --------    --------   --------   --------    --------
Effect of related preferred shares offering costs ...              --            --          --         --         --    $  (0.05)
                                                        -------------      --------    --------   --------   --------    --------
Net asset value, end of period ......................   $        6.35      $   6.40    $   6.75   $   6.49   $   5.90    $   6.77
                                                        =============      ========    ========   ========   ========    ========
Market price per share, end of period ...............   $        5.91      $   5.45    $   6.21   $   6.33   $   5.45    $   6.44
                                                        =============      ========    ========   ========   ========    ========
Total investment return(c)
   Based on market price per share ..................           14.91%(f)     (5.28%)      7.63%     27.52%     (2.48%)      3.34%
                                                        =============      ========    ========   ========   ========    ========
   Based on net asset value per share ...............            5.13%(f)      2.33%      14.11%     20.51%     (0.59%)      2.27%
                                                        =============      ========    ========   ========   ========    ========
Net assets, end of period(a) ........................   $      63,157      $ 63,689    $ 66,183   $ 63,529   $ 57,160    $ 63,846
                                                        =============      ========    ========   ========   ========    ========
Preferred Stock outstanding, end of period(a) .......   $      30,000      $ 30,000    $ 30,000   $ 30,000   $ 30,000    $ 30,000
                                                        =============      ========    ========   ========   ========    ========
Asset Coverage:
   Per preferred stock share(e) .....................             326%          312%        321%       312%       291%        313%
Ratio of operating expenses to average net assets,
   applicable to common stock .......................            1.67%         1.40%       1.36%      1.55%      1.63%       1.29%
Ratio of total expenses to average net assets,
   applicable to common stock(d)  ...................            1.67%         1.40%       1.36%      1.55%      1.63%       3.06%
Ratio of net investment income to average
   net assets, applicable to common stock(d) ........            9.76%         8.79%       9.06%      9.73%     11.93%      11.31%
Portfolio turnover ..................................           90.69%(f)     60.23%      41.32%     51.87%     26.71%      35.77%

(a)   Dollars in thousands.

(b) As of July 30, 2001, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, a different investment advisor advised the Fund.

(c) Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Investment return assumes reinvestment of dividends.

(d) For the year ended December 31, 2001, this ratio included interest paid on the Bank Credit Facility. In 2001, the Bank Credit Facility was replaced with preferred stock. Dividends paid on the preferred stock are classified as a financing activity, and are not included in this ratio.

(e) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the liquidation preference of the outstanding shares of Series T preferred stock.

(f)   Not annualized

* Per share net investment income or loss is calculated by dividing net investment income by the average number of shares outstanding during the period.

               See accompanying notes to the financial statements.

                       PROSPECT STREET INCOME SHARES, INC.
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Prospect Street Income Shares Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (A) VALUATION OF INVESTMENTS

      Investments in debt securities are valued at the mean of the bid and ask prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which includes all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund's Board of Directors; such values require the use of estimates.

      Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to stockholders are recorded on the ex-dividend date. Interest income is recorded as earned.

      CREDIT RISK

      Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

      INTEREST RATE RISK

      Interest rate risk is the risk that prices of debt securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

      (B) FEDERAL INCOME TAXES

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income tax provision is required. Gains (losses) are determined based upon the specific identifications method for both financial statement and federal income tax purposes.

      At December 31, 2005, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

                       CARRYOVER
                       AVAILABLE        EXPIRATION DATE
                      ------------     -----------------
                      $  1,390,664     December 31, 2006
                         3,206,180     December 31, 2007
                         4,737,419     December 31, 2008
                        15,317,739     December 31, 2009
                         3,458,710     December 31, 2010
                         3,196,740     December 31, 2011
                         1,210,721     December 31, 2012
                           873,134     December 31, 2013
                      ------------
                      $ 33,391,307
                      ============

                       PROSPECT STREET INCOME SHARES, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

ACCUMULATED CAPITAL LOSSES    UNDISTRIBUTED ORDINARY INCOME    UNREALIZED APPRECIATION
      $(33,391,307)                     $214,653                     $1,068,568

      Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for Federal income tax purposes was:

         Unrealized appreciation ...........................    $    2,466,862
         Unrealized depreciation ...........................        (2,969,461)
                                                                --------------
         Net unrealized depreciation .......................    $     (502,599)
                                                                ==============

      (C) CASH FLOW INFORMATION

      The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

      (D) CASH AND CASH EQUIVALENTS

      The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

      (E) USE OF ESTIMATES

      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (F) ADDITIONAL ACCOUNTING STANDARDS

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

      In  addition,   in  September  2006,  Statement  of  Financial  Accounting
Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

                       PROSPECT STREET INCOME SHARES, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(2)   INVESTMENT ADVISORY AGREEMENT:

      Highland Capital Management, L.P. ("Highland", or "the Investment Advisor") earned $359,133 in Investment advisory fees for the nine months ended September 30, 2006. Investment advisory fees paid by the Fund to Highland were calculated at 0.5% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities and preferred stock. On September 30, 2006, the fee payable to the Investment Advisor was $125,516, which is included in the accompanying statement of assets and liabilities. The agreement between the Fund and Highland, however, provides that if the costs and expenses (excluding interest, advisory fee, taxes, brokerage charges and expenses and extraordinary costs and expenses and expenses incident to the public offering of shares other than those offered through the Automatic Dividend Investment Plan) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 plus 1% of average net assets over $30,000,000, the Investment Advisor is obligated to reimburse the Fund for any excess pursuant to the Existing Advisory Agreement. As of September 30, 2006, no such expense reimbursement was required.

      Pursuant to a letter dated September 30, 2001, Highland entered into an agreement, which expired on July 31, 2003, to waive its management fee on that portion of the Fund's assets attributable to outstanding preferred stock. For the period July 31, 2003 through January 1, 2006, Highland had voluntarily extended the fee waiver.

(3)   PURCHASES AND SALES OF SECURITIES:

      For the nine months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated approximately $82,461,214 and $83,196,700 respectively.

      The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the Fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts, including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(4)   CERTAIN TRANSACTIONS:

      Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

      Directors who are not officers or employees of the Investment Advisor receive fees of $5,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to board meeting attendance. For the nine months ended September 30, 2006, the Fund incurred Board of Directors' fees and expenses of $15,923.

                       PROSPECT STREET INCOME SHARES, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(5)   DIVIDENDS AND DISTRIBUTIONS:

      Distributions on common stock are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay quarterly distributions to common stockholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common stockholders will not exceed net investment income (as defined) allocated to common stockholders for income tax purposes. All stockholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the "Plan") unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend paying agent will buy the common stock in the open market for the participants' account.

      For the year ended December 31, 2005, the tax character of distributions declared on common stock by the Fund were as follows:

         Distributions from net investment income ..........    $    4,534,911
         Distributions from paid in capital ................                 0
                                                                --------------
                                                                $    4,534,911
                                                                ==============

      For the year ended December 31, 2004, the tax character of distributions declared on common stock by the Fund were as follows:

         Distributions from net investment income ..........    $    5,420,274
         Distributions from paid in capital ................           189,517
                                                                --------------
                                                                $    5,609,791
                                                                ==============

(6)   PREFERRED STOCK:

      On July 23, 2001, the Fund issued 1,200 shares of Series T Auction Rate Cumulative Preferred Shares, $25,000 liquidation preference, for a total issuance of $30,000,000. All such Preferred Shares were outstanding as of September 30, 2006. The Fund may borrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series T cumulative preferred shares follows.

      REDEMPTION

      Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure the failure to meet certain asset coverages as defined in the prospectus, portfolio valuation or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but un-issued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

                       PROSPECT STREET INCOME SHARES, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      DIVIDENDS

      The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. The dividend rate of the preferred shares at September 30, 2006 was 5.10%.

      In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

      VOTING RIGHTS

      The Fund's Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on certain matters as required under the Fund's Charter, the 1940 Act and Maryland law.

      LIQUIDATION

      In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(7)   SECURITIES LOANS

      The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of September 30, 2006, the market value of securities loaned by the Fund was $13,299,724. The loans were secured with cash collateral of $13,514,780.

                       PROSPECT STREET INCOME SHARES INC.

INVESTMENT ADVISOR

Highland Capital Management, L.P.
13455 Noel Road
Suite 800
Dallas, TX 75240

OFFICERS

James Dondero -- President
Mark Okada -- Executive Vice-President
R. Joseph Dougherty -- Senior Vice-President
M. Jason Blackburn -- Secretary and Treasurer
Michael Minces -- Compliance Officer

DIRECTORS

Joe Dougherty
Bryan Ward
Timothy Hui
Scott Kavanaugh
James Leary

LEGAL ADVISOR

Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
JPMorgan Chase Tower
2200 Ross Avenue
Suite 1600
Dallas, TX 75201-6778

TRANSFER AND STOCKHOLDERS' SERVICING AGENT

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

FACTS FOR STOCKHOLDERS:

      Prospect Street Income Shares, Inc. is listed on the New York Stock Exchange under the symbol "CNN". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is www.prospect-street.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund's proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling (877) 532-2834 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      QUESTIONS REGARDING YOUR ACCOUNT: Please telephone PFPC Inc. at their toll free number 1-800-331-1710 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

      WRITTEN CORRESPONDENCE REGARDING YOUR ACCOUNT: Please address all general stockholder inquiries to PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027